Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Information About Employees [line items]
Number of employees	99,952	105,529
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	27,016	27,761
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	12,331	13,207
North America [member]
Disclosure of Information About Employees [line items]
Number of employees	10,744	11,993
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees	45,380	48,023
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees	4,481	4,545
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	34,763	36,594
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	13,977	14,481